Submission	Jun. 13, 2025
Submission [Line Items]
Central Index Key	0001533743
Registrant Name	Processa Pharmaceuticals, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES